UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2018 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity (Master Fund), LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company, as of December 31, 2018 is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2018 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Common Stocks (3.26%) Asia - Pacific (0.25%)	Industry	Acquisition Date	Shares	Fair Value
APA Group	Utilities	02/11/16	648,000	$3,824,260
Cheung Kong Infrastructure Holdings Ltd.	Utilities	02/11/16	300,000	2,272,184
West Japan Railway Co	Transportation	12/25/18	42,000	2,965,712
Total Asia - Pacific (0.25%)				9,062,156

North America (1.46%)
American Water Works Co., Inc.	Utilities	02/10/16	52,000	4,720,040
Ares Capital Corp.	Diversified Financial Services	02/10/16	296,386	4,620,658
Atmos Energy Corp.	Utilities	02/10/16	63,856	5,920,728
Brookfield Infrastructure Partners, L.P.	Utilities	02/10/16	98,150	3,388,138
Crown Castle International Corp.	Communication	02/10/16	46,000	4,997,440
Enbridge, Inc.	Utilities	02/10/16	144,500	4,481,146
Fortis Inc.	Utilities	12/18/17	147,000	4,889,138
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	38,165	655,755
KKR & Co. L.P.	Diversified Financial Services	02/10/16	244,000	4,789,720
New Mountain Finance Corp.	Diversified Financial Services	02/10/16	223,265	2,815,372
Onex Corporation	Diversified Financial Services	02/10/16	33,000	1,794,231
Republic Services Inc.	Commercial & Professional Services	08/28/17	55,000	3,965,500
Solar Capital Ltd	Diversified Financial Services	08/28/17	184,051	3,542,982
Union Pacific Corp.	Transportation	06/24/16	22,625	3,126,549
Total North America (1.46%)				53,707,397

Western Europe (1.55%)
Aena SA	Transportation	12/21/18	25,000	3,880,717
Brilliant Circle Holdings International Ltd.	Diversified Financial Services	04/14/11	12,448,515	1,335,561
Eutelsat Communications SA	Communication	09/22/16	191,116	3,759,965
Gimv N.V.	Diversified Financial Services	02/10/16	74,500	3,982,630
HgCapital Trust PLC	Diversified Financial Services	02/10/16	187,056	4,255,949
HICL Infrastructure Co. Ltd.	Social Infrastructure	03/24/16	4,119,922	8,255,210
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	02/10/16	360,407	3,675,105
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	163,000	1,939,494
Investor AB	Diversified Financial Services	08/28/17	106,000	4,476,109
National Grid PLC	Utilities	02/10/16	317,250	3,090,262
Sofina SA	Diversified Financial Services	01/10/18	11,500	2,164,511
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	724,000	4,096,381
Veolia Environnement SA	Utilities	08/28/17	170,052	3,476,813
Vinci SA	Transportation	02/10/16	75,074	6,182,652
Wendel SA	Diversified Financial Services	12/21/18	18,000	2,140,612
Total Western Europe (1.55%)				56,711,971

Total Common Stocks (Cost $119,649,251)(3.26%)				$119,481,524

Private Equity Investments (86.37%) Direct Investments * (65.94%) Direct Equity (44.17%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (4.57%)
AAVAS Financiers Limited +, a, b	Common equity	06/23/16	5,713,047	55,119,283
Argan Mauritius Limited +, a	Common equity	05/09/16	106,215	19,584,911
Continuity CNC Capital Ltd. +, a	Common equity	03/03/18	102,111	1,164,325
Continuity CNC Capital Ltd. +, a	Preferred equity	03/03/18	27,897,889	27,901,822
Craveable Brands Limited +, a	Common equity	09/30/11	160,209	962,585

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2018 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Huntress Co-Investment L.P., 1 +, a, b, c	Limited partnership interest	04/08/16	—	$46,415,989
Kowloon Co-Investment, L.P. +, a, c	Limited partnership interest	11/04/15	—	3,951,078
Murra Warra Asset Hold Trust +, a, b	Common equity	09/10/18	8,187,892	9,227,593
Murra Warra Project Hold Trust +, a, b	Common equity	09/10/18	429,366	2,306,898
The Baring Asia Private Equity Fund VI Co-Investment L.P. +, a, c	Limited partnership interest	12/30/16	—	822,358
The Baring Asia Private Equity Fund VI Co-Investment L.P. +, a, c	Limited partnership interest	12/30/16	—	123,631
Total Asia - Pacific (4.57%)				167,580,473

North America (21.83%)
Acrisure Holdings, Inc. +, a	Preferred equity	12/10/18	62,648,000	65,273,365
Acrisure Investment Holdings, LLC +, a	Member interest	11/21/16	14,779,221	6,344,123
Affordable Care Holding Corp. +, a	Common equity	10/22/15	89,928	9,305,057
AP VIII Prime Security Serviced Holdings, L.P. +, a, c	Limited partnership interest	05/02/16	—	10,034,622
Apollo Co-Investors (MHE), L.P. +, a, c	Limited partnership interest	05/21/13	—	3,531,613
AqGen Island Intermediate Holdings II, Inc. +, a	Common equity	12/03/15	1,220	3,825,205
BCPE Hercules Holdings, LP +, a, c	Limited partnership interest	07/30/18	—	35,274,427
CapitalSpring Finance Company, LLC +, a	Common equity	10/03/14	3,020,546	5,016,749
CB Poly Holdings, LLC +, a	Preferred equity	08/16/16	171,270	24,886,289
CD&R Univar Co-Investor, L.P. +, a, c	Limited partnership interest	11/15/10	—	611,790
Desserts LLC +, a	Preferred equity	02/08/16	7,989	7,591,960
ECP Holding Company, LLC +, a, b	Preferred equity	03/15/16	9,753,907	17,804,968
Elgin Co-Investment, L.P.2 +, a, c	Limited partnership interest	11/28/16	—	27,598,245
Envision Healthcare Holdings, Inc. +, a	Common equity	10/09/18	9,136	9,135,720
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/22/16	—	45,892,302
Gemini Global Holdings Investor, LLC +, a, c	Member interest	06/17/11	—	3,185,327
GlobalLogic Worldwide Holdings, Inc. +, a, b	Common equity	08/01/18	701,927	82,017,309
Goldcup Merger Sub, Inc. +, a	Common equity	05/02/16	5,648,649	10,252,642
H-Food Holdings +, a, b	Common equity	05/23/18	54,397,200	55,149,282
H-Food Holdings +, a, b	Preferred equity	05/23/18	14,872,200	15,077,620
IG Igloo Holdings, Inc. +, a	Common equity	05/11/16	9,058	31,947,150
KOUS Holdings, Inc. +, a	Common equity	08/21/15	10,950,000	28,244,419
KSBR Holding Corp. +, a	Common equity	06/28/13	819,160	1,785,482
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	70	116,174
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	6,937	174,004
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	36,499,272
NDES Holdings, LLC +, a, c	Member interest	09/19/11	—	5,561,095
NTS Holding Corporation, Inc. +, a	Common equity	11/21/13	2,740	2,089,775
OHCP IV SF COI, L.P. +, a, b, c	Limited partnership interest	01/31/18	—	24,190,546
Onecall Holdings, L.P. +, a, b, c	Limited partnership interest	11/29/17	—	88,236,070
Polaris Investment Holdings, L.P +, a, c	Limited partnership interest	06/07/16	—	25,071,673
QOL Meds Holding Company, LLC +, a, g	Common equity	12/05/13	15,750,000	2,055,000
S-Evergreen Holding Corp. +, a	Common equity	07/17/12	226,635	1
Safari Co-Investment L.P. +, a, c	Limited partnership interest	03/14/18	—	6,856,833
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	1,095	1,251,617
Shingle Coinvest LP +, a, c	Limited partnership interest	05/29/18	—	52,571,489
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. +, a, c	Limited partnership interest	05/14/12	—	257,089
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	08/18/17	—	24,059,305
SPH GRD Holdings, LLC +, a	Common equity	06/18/13	397,661	7,420,357
THL Equity Fund VI Investors (BKFS), L.P. +, a, c	Limited partnership interest	12/30/13	—	1,825,970
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	5,950,313
Velocity Holdings Corp. +, a	Common equity	08/06/12	3,749,777	17,014,970
Total North America (21.83%)				800,987,219

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2018 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Rest of World (0.00%)
Helios Towers Africa +, a, c, d	Limited partnership interest	12/05/14	—	$—
Total Rest of World (0.00%)				—

South America (0.50%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	6,348,910
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	5,268,042
DLJSAP BookCO, LLC +, a	Member interest	04/23/10	16,958	453,253
GTS II Cayman Corporation +, a	Common equity	07/24/13	2,823,797	6,293,007
Total South America (0.50%)				18,363,212

Western Europe (17.27%)
Advanz Pharma Corp. +, a, c	Limited partnership interest	01/23/13	—	661
Astorg Co-Invest SGG, FCPI +, a, b, c	Limited partnership interest	02/10/16	—	32,745,184
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,771,302,200	94,680,351
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,978	4,507,544
Capri Acquisitions Topco Limited +, a, b	Preferred equity	11/01/17	64,960,457	86,678,253
Capri Acquisitions Topco Limited +, a, b	Common equity	11/01/17	47,027	1
Ceramtec Co-Investment (1) L.P. +, a, c	Limited partnership interest	02/20/18	—	21,742,724
Ciddan S.a.r.l. +, a	Preferred equity	09/15/17	23,249,522	27,833,403
Ciddan S.a.r.l. +, a	Common equity	09/15/17	12,263,242	18,886,009
EQT Jaguar Co-Investment SCSp +, a, b, c	Limited partnership interest	11/30/18	—	54,281,683
Eurodrip Co-Investment Fund I, L.P. +, a, c	Limited partnership interest	03/18/13	—	5,770,228
Fides S.p.A +, a	Common equity	12/15/16	1,096,526	2,142,834
Frontmatec Holding III ApS +, a	Common equity	09/23/16	248,257,489	22,354,794
Global Blue Global, L.P. +, a, c	Limited partnership interest	07/31/12	—	15,811,086
Hogan S.a r.l. +, a	Preferred equity	12/22/11	1,810,271	3
Hogan S.a r.l. +, a	Common equity	12/22/11	272,221	1
Kaffee Partner Holding GmbH +, a	Common equity	11/16/16	1,237	1
KKR Matterhorn Co-Invest L.P. +, a, c	Limited partnership interest	11/02/12	—	2,711,584
Luxembourg Investment Company 261 S.à r.l. +, a	Common equity	07/31/18	2,908,797	21,121,968
Luxembourg Investment Company 261 S.à r.l. +, a	Preferred equity	07/31/18	41,828,385	47,830,436
Peer Holding I BV +, a	Common equity	11/17/11	3,965,441	64,111,246
Polyusus Lux XVI S.a.r.l. +, a, b, e	Common equity	05/23/18	44,442,345	4,213,518
Polyusus Lux XVI S.a.r.l. +, a, b, e	Preferred equity	05/23/18	244,659,996	24,610,170
Quadriga Capital IV Investment Holding II L.P. +, a, b, c	Limited partnership interest	09/09/16	—	26,818,152
R&R Co-Invest FCPR +, a, c	Limited partnership interest	07/05/13	—	39,491,246
S.TOUS, S.L +, a	Common equity	10/06/15	621	15,214,808
Total Western Europe (17.27%)				633,557,888
Total Direct Equity (44.17%)				$1,620,488,792

Direct Debt (21.77%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (0.84%)
Casmar (Australia) PTY Ltd. +, a	Cash 5.50% + L (1.00% Floor)^^	04/11/17	12/20/23	Senior	$6,991,777	$6,092,755
Casmar (Australia) PTY Ltd. +, a	Cash 9.25% + BBSY (1.00% Floor)^^	12/20/16	12/20/24	Second Lien	12,811,375	11,555,365
Stiphout Finance, LLC +, a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/26/22	Senior	6,886,961	6,749,668
Stiphout Finance, LLC +, a	Cash 7.25% + L (1.00% Floor)^	10/30/15	10/26/23	Second Lien	6,680,793	6,615,131
Total Asia - Pacific (0.84%)						31,012,919

North America (14.43%)
8th Avenue Food & Provisions, Inc. +, a	Cash 3.75% + L^	11/13/18	10/01/25	Senior	1,500,000	1,473,127

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2018 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Achilles Acquisition LLC +, a	Cash 4.00% + L^	12/14/18	10/13/25	Senior	$1,100,000	$1,086,250
Affordable Care Holding Corp. +, a	Cash 8.50% + L (1.00% Floor)^^	10/22/15	04/22/23	Second Lien	16,271,348	16,619,135
AI Aqua Merger Sub, Inc. +, a	Cash 3.25% + L (1.00% Floor)^	08/14/18	12/13/23	Senior	1,790,863	1,721,467
Altra Industrial Motion Corp. +, a	Cash 2.00% + L^^	11/21/18	10/01/25	Senior	1,280,597	1,216,567
AqGen Ascensus, Inc. +, a	Cash 9.00% + L (1.00% Floor)^^	12/04/15	12/03/23	Second Lien	26,713,800	27,249,158
Avantor, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	12/22/17	11/21/24	Senior	13,156,336	12,954,887
Banff Merger Sub Inc. +, a	Cash 4.25% + L^^	10/18/18	10/02/25	Senior	1,400,000	1,351,175
Bioclinica Holding I, L.P. +, a	Cash 8.25% + L (1.00% Floor)^^	11/04/16	10/20/24	Second Lien	20,335,000	18,096,075
Bracket Intermediate Holding Corp +, a	Cash 4.25% + L^^	10/04/18	09/05/25	Senior	1,496,250	1,448,520
Bright Horizons Family Solutions, Inc. +, a	Cash 1.75% + L (0.75% Floor)^	02/21/18	11/07/23	Senior	5,939,585	5,713,588
Brookfield WEC Holdings, Inc. +, a	Cash 3.75% + L (0.75% Floor)^	09/12/18	08/01/25	Senior	500,000	485,938
Bullhorn, Inc. +, a	Cash 6.75% + L (1.00% Floor)^^	11/21/17	11/21/22	Senior	13,982,719	13,660,422
CapitalSpring Finance Company, LLC +, a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	2,780,011	2,095,470
CapitalSpring Finance Company. LLC +, a	PIK 5.00%	03/01/17	02/10/23	Mezzanine	8,703,084	8,547,434
CDRH Parent, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^^	08/06/14	07/01/22	Second Lien	9,900,000	7,950,000
Centralsquare Technologies, LLC +, a	Cash 3.75% + L^^	10/16/18	08/29/25	Senior	1,000,000	981,875
Composite Resins Holding B.V. +, a	Cash 4.25% + L (1.00% Floor)^	08/28/18	08/01/25	Senior	497,500	455,909
Crown Subsea Communications Holding, Inc. +, a	Cash 6.00% + L^^	11/14/18	11/02/25	Senior	2,100,000	2,034,375
CSC Holdings, LLC +, a	Cash 2.25% + L^	12/07/18	01/15/26	Senior	1,000,000	950,000
CVS Holdings I, L.P. +, a	Cash 2.75% + L (1.00% Floor)^^	03/05/18	02/06/25	Senior	1,881,000	1,797,949
Deerfield Dakota Holding, LLC +, a	Cash 3.25% + L (1.00% Floor)^^	06/14/18	02/13/25	Senior	2,965,000	2,831,736
Delta 2 (Lux) S.A.R.L +, a	Cash 2.50% + L (1.00% Floor)^	03/01/18	02/01/24	Senior	1,997,500	1,890,630
Diligent Corporation +, a	Cash 5.50% + L (1.00% Floor)^^	12/23/16	05/31/24	Senior	22,481,391	22,234,232
Diligent Corporation +, a	Cash 5.50% + L (1.00% Floor)^^	01/19/18	01/16/23	Senior	7,573,629	7,469,397
Envision Healthcare Corporation +, a	Cash 3.75% + L^	10/25/18	10/10/25	Senior	3,000,000	2,799,390
Envision Healthcare Corporation +, a	Cash 7.75% + L^	10/11/18	10/11/26	Mezzanine	62,757,505	61,502,355
Evergreen ACQCO1 L.P. +, a	Cash 8.00%; PIK 2.75%	07/17/12	07/11/22	Mezzanine	6,345,665	1
Explorer Holdings, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	05/02/16	05/02/24	Second Lien	50,917,240	51,362,025
Financial & Risk US Holdings, Inc. +, a	Cash 3.75% + L^	11/19/18	10/01/25	Senior	1,000,000	938,755
First Data Corporation +, a	Cash 2.00% + L^	03/05/18	07/08/22	Senior	3,362,686	3,220,367
Flex Acquisition Company, Inc. +, a	Cash 3.25% + L^	07/30/18	06/29/25	Senior	997,500	948,622
General Electric Distributed Power +, a	Cash 3.50% + E###	11/30/18	10/31/25	Senior	1,415,436	1,409,172
Gentiva Health Services, Inc. +, a	Cash 3.75% + L^^	09/18/18	07/02/25	Senior	1,462,398	1,425,838
GFL Environmental Inc. +, a	Cash 3.00% + L (1.00% Floor)^^	12/05/18	05/30/25	Senior	2,393,985	2,241,368
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	09/17/18	06/22/24	Senior	994,950	943,540
Gopher Sub, Inc. +, a	Cash 3.00% + L (0.75% Floor)^	03/02/18	02/03/25	Senior	7,130,983	6,791,534
GTT Communications, Inc. +, a	Cash 3.25% + E#	06/15/18	05/31/25	Senior	1,610,257	1,545,094
GTT Communications, Inc. +, a	Cash 2.75% + L^	07/02/18	05/31/25	Senior	4,378,000	4,112,212
Heartland Dental, LLC +, a	Cash 3.75% + L^	05/15/18	04/30/25	Senior	9,055,348	8,744,341
Huntsman Holdings, LLC +, a	Cash 5.00% + L (0.75% Floor)^	12/17/18	09/25/24	Senior	1,296,717	1,246,145
Idera, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	12/17/18	06/27/24	Senior	1,296,709	1,243,155
Infoblox Inc. +, a	Cash 4.50% + L^	11/21/16	11/07/23	Senior	5,209,840	5,318,723
Infoblox Inc. +, a	Cash 8.75% + L (1.00% Floor)^	11/18/16	11/07/24	Second Lien	21,638,400	21,928,310
Iron Mountain Information Management, LLC +, a	Cash 1.75% + L^	04/04/18	01/02/26	Senior	3,712,500	3,549,738
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + L (1.00% Floor)^	10/05/18	07/03/24	Senior	1,370,305	1,330,908
LTI Holdings, Inc. +, a	Cash 3.50% + L^	10/22/18	09/06/25	Senior	997,500	941,810

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2018 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
McAfee, LLC +, a	Cash 4.50% + L (1.00% Floor)^	02/02/18	09/27/24	Senior	$3,413,064	$3,344,098
Mitchell International, Inc. +, a	Cash 3.25% + L^	12/21/17	12/01/24	Senior	5,302,538	5,164,186
MLN US HoldCo LLC +, a	Cash 4.50% + L^	12/07/18	11/30/25	Senior	1,100,000	1,067,693
Netsmart Technologies Holding +, a	Cash 3.75% + L (1.00% Floor)^	07/16/18	04/19/23	Senior	994,032	990,304
Netsmart Technologies, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	05/05/16	10/19/23	Second Lien	21,816,000	22,611,375
NTS Technical Systems +, a	Cash 6.25% + L (1.00% Floor)^	06/19/15	06/12/21	Senior	7,109,730	7,304,780
OEConnection LLC +, a	Cash 4.00% + L (1.00% Floor)^	12/21/17	11/22/24	Senior	2,955,000	2,754,675
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	3,562,909	3,405,696
Pet Holdings ULC +, a	Cash 5.50% + L (1.00% Floor)^^	07/08/16	07/05/22	Senior	9,624,558	9,578,355
Plano Molding Company, LLC +, a	Cash 8.00% + L (1.00% Floor)^	05/12/15	05/12/21	Senior	4,606,377	4,096,125
Pretium Packaging LLC +, a	Cash 8.50% + L (1.00% Floor)^^	12/01/16	05/14/23	Second Lien	10,369,671	10,274,826
Pretium Packaging LLC +, a	Cash 5.00% + L (1.00% Floor)^^	11/23/16	11/14/23	Senior	11,671,674	11,511,033
Prime Security Services Borrower, LLC +, a	Cash 9.25%	05/02/16	05/15/23	Second Lien	9,608,000	9,924,736
Procera Networks, Inc. +, a	Cash 4.50% + L^^	11/20/18	10/31/25	Senior	1,200,000	1,176,000
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	26,049,350	25,725,156
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	3,118,431	3,061,109
Radiology Partners, Inc. +, a	Cash 4.25% + L^^	09/11/18	12/04/23	Senior	1,995,000	1,960,087
Radiology Partners, Inc. +, a	Cash 7.25% + L^^	12/28/18	07/09/26	Second Lien	438,522	428,172
Restaurant Technologies, Inc. +, a	Cash 3.25% + L^^	10/26/18	10/01/25	Senior	500,000	487,500
Rocket Software, Inc. +, a	Cash 4.25% + L^	12/05/18	11/28/25	Senior	1,700,000	1,670,250
Sabre Industries, Inc. +, a	Cash 11.00%	08/24/12	08/27/22	Mezzanine	6,208,607	6,234,193
Safe Fleet Holdings LLC +, a, b	Cash 3.00% + L (1.00% Floor)^	03/05/18	02/03/25	Senior	2,965,500	2,747,941
Shearer's Foods, LLC +, a	Cash 4.25% + L (1.00% Floor)^^	05/17/18	06/30/21	Senior	5,890,130	5,688,268
Shermco Intermediate Holdings, Inc. +, a, d	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/20	Senior	13,140,000	—
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	11,789,044	12,005,863
Sound Inpatient Physicians, Inc +, a	Cash 3.00% + L^	08/23/18	06/27/25	Senior	1,389,500	1,339,138
Sprint Communications, Inc. +, a	Cash 3.00% + L (0.75% Floor)^	12/05/18	02/02/24	Senior	1,500,000	1,453,755
SS&C Technologies, Inc. +, a	Cash 2.25% + L^	12/07/18	04/16/25	Senior	1,296,731	1,225,871
SSH Group Holdings, Inc. +, a	Cash 4.25% + L^^	09/11/18	07/30/25	Second Lien	1,995,000	1,920,187
Tierpoint LLC +, a	Cash 7.25% + L (1.00% Floor)^	04/18/16	05/05/25	Second Lien	12,870,000	12,816,562
Utz Quality Foods, LLC +, a	Cash 3.50% + L^	01/16/18	11/14/24	Senior	4,728,000	4,612,410
VeriFone Systems, Inc. +, a	Cash 4.00% + L^^	09/25/18	08/20/25	Senior	700,000	680,225
West Corporation +, a	Cash 3.50% + L (1.00% Floor)^^	04/20/18	10/10/24	Senior	3,575,000	3,284,981
WP CityMD Bidco LLC +, a	Cash 3.50% + L (1.00% Floor)^^	05/31/18	06/07/24	Senior	2,977,387	2,953,196
Total North America (14.43%)						529,357,465

Rest of World (0.97%)
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.75% + L^^^	10/05/18	07/10/25	Senior	12,553,388	11,604,810
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.00% + E###	10/05/18	09/29/25	Senior	4,606,221	4,575,032
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 7.25% + E###	10/11/18	07/10/26	Second Lien	20,368,074	19,652,182
Total Rest of World (0.97%)						35,832,024

Western Europe (5.53%)
AI Keyemde 3 ApS +, a	Cash 4.50% + E##	10/24/18	10/03/20	Senior	1,120,957	1,110,058
AI Ladder (Luxembourg) Subco S.à r.l. +, a	Cash 4.50% + L^^	08/07/18	07/09/25	Senior	2,358,047	2,338,888
Air Newco LLC +, a	Cash 4.75% + L^	07/31/18	05/31/24	Senior	4,987,500	4,778,524
Akita Bidco S.a.r.l. +, a	Cash 4.00% + E###	11/15/18	07/24/25	Senior	1,243,931	1,252,964
Alpha Bidco SAS +, a	Cash 3.25% + E##	02/12/16	06/29/25	Senior	5,070,519	5,680,283
Altran Technologies S.A. +, a	Cash 2.75% + E##	04/10/18	03/20/25	Senior	2,256,726	2,074,230

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2018 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Artemis Acquisitions (UK) Limited +, a	Cash 4.00% + E##	08/03/18	07/23/25	Senior	$2,086,376	$1,967,099
Autoform Lux S.a.r.l +, a	Cash 3.75% + L^^^	07/22/16	07/21/23	Senior	2,524,836	2,505,899
Autoform Lux S.a.r.l +, a	Cash 3.75% + E###	07/22/16	07/21/23	Senior	5,051,317	5,512,248
CD&R Firefly Bidco Limited +, a	Cash 4.50% + L^	08/31/18	06/23/25	Senior	5,199,152	5,018,884
CD&R Firefly Bidco Limited +, a	Cash 3.50% + E#	08/31/18	06/23/25	Senior	2,327,310	2,265,824
CD&R Firefly Bidco Limited +, a	Cash 7.75% + L^^	06/21/18	06/18/26	Second Lien	26,191,610	25,044,744
Compass IV Limited +, a	Cash 4.50% + E###	07/06/18	05/09/25	Senior	3,181,436	3,072,941
Crown Finance US, Inc. +, a	Cash 2.50% + L^	03/20/18	02/28/25	Senior	5,148,000	4,878,435
CTC AcquiCo GmbH +, a	Cash 3.00% + E##	03/29/18	03/07/25	Senior	3,760,578	3,287,987
EG Finco Limited +, a	Cash 4.00% + L^^	05/22/18	02/07/25	Senior	3,950,006	3,836,018
EG Finco Limited +, a	Cash 4.00% + E###	06/20/18	02/07/25	Senior	4,209,405	3,989,561
EG Finco Limited +, a	Cash 8.00% + L (1.00% Floor)^^	05/23/18	04/05/25	Second Lien	2,970,000	2,889,600
Everest Bidco SAS +, a	Cash 4.00% + E#	08/03/18	07/04/25	Senior	1,213,595	1,140,631
Evergood 4 ApS +, a	Cash 3.25% + E##	02/23/18	02/06/25	Senior	6,249,672	5,456,310
ION Trading Finance Limited +, a	Cash 4.00% + L (1.00% Floor)^^	10/03/18	11/21/24	Senior	4,939,780	4,680,441
IWH UK Midco Limited +, a	Cash 4.00% + E##	02/28/18	11/28/24	Senior	5,886,679	5,545,923
Kiwi VFS Sub II S.a.r.l. +, a	Cash 3.25% + E##	08/21/18	07/29/24	Senior	1,151,803	1,132,054
Lary 3 AB +, a	Cash 3.50% + E#	08/09/16	07/20/23	Senior	10,137,883	10,459,582
Mauritius( Lux) Investments S.a.r.l. +, a	PIK 9.875%	05/28/10	12/31/25	Mezzanine	660,907	1,188,340
Mehiläinen Yhtiöt Oy +, a	Cash 4.25% + E##	09/10/18	08/11/25	Senior	1,508,647	1,487,473
Nomad Foods Lux S.a.r.l. +, a	Cash 2.25% + L^	07/02/18	05/15/24	Senior	1,600,000	1,521,200
Nouryon Finance B.V. +, a	Cash 3.25% + L^	11/14/18	10/01/25	Senior	2,400,000	2,256,000
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	19,720,998	20,671,857
P&ISW Bidco GmbH +, a	Cash 3.25% + E###	05/29/18	04/30/25	Senior	1,156,448	1,138,487
Paysafe Holdings (US) Corp. +, a	Cash 3.50% + L (1.00% Floor)^	02/15/18	01/03/25	Senior	5,391,300	5,293,747
Photonis Netherlands B.V. +, a	Cash 7.50% + L (1.00% Floor)^^	09/27/13	09/18/19	Second Lien	8,282,969	8,283,889
R&R Ice Cream plc +, a	Cash 2.63% + E#	03/06/18	01/31/25	Senior	5,330,480	4,893,968
Rouge Beachhouse B.V. +, a	Cash 4.25% + E##	10/15/18	07/25/25	Senior	579,174	575,318
Sapphire Bidco B.V. +, a	Cash 3.25% + E#	05/25/18	05/05/25	Senior	5,827,475	5,561,417
Sigma Bidco B.V. +, a	Cash 3.50% + E#	08/03/18	07/02/25	Senior	6,115,352	5,789,315
Silk Bidco AS +, a	Cash 4.00% + E###	02/28/18	02/07/25	Senior	1,678,428	1,360,462
Springer Science & Business Media Finance +, a	Cash 3.50% + L (1.00% Floor)^^	06/25/15	08/15/22	Senior	7,057,036	6,957,836
Springer Science & Business Media Finance +, a	Cash 3.50% + L (1.00% Floor)^	09/25/13	08/15/22	Senior	5,717,405	6,301,090
Tahoe Subco 1 Ltd. +, a	Cash 3.50% + L (1.00% Floor)^^	03/20/18	06/13/24	Senior	2,821,681	2,631,252
TDC A/S +, a	Cash 3.50% + E#	10/22/18	06/04/25	Senior	1,506,866	1,488,767
Telenet International Finance S.a.r.l. +, a	Cash 2.25% + L^	06/22/18	08/15/26	Senior	5,293,375	5,060,308
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	02/07/18	01/15/26	Senior	5,486,250	5,220,435
Zacapa S.a.r.l. +, a	Cash 5.00% + L (0.75% Floor)^^	07/31/18	07/02/25	Senior	1,795,500	1,698,723
Zephyr Bidco Limited +, a	Cash 3.75% + E#	09/12/18	07/23/25	Senior	1,162,453	1,131,694
Ziggo Secured Finance B.V . +, a	Cash 2.50% + L^	02/21/18	04/15/25	Senior	2,487,500	2,362,113
Total Western Europe (5.53%)						202,792,819
Total Direct Debt (21.77%)						$798,995,227
Total Direct Investments (65.94%)						$2,419,484,019

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2018 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (8.51%)	Acquisition Date	Fair Value
Asia - Pacific (0.42%)
Baring Asia Private Equity Fund IV, L.P. +, a	11/24/09	$44,698
Carlyle Japan International Partners II, L.P. +, a	12/28/12	365,323
CVC Capital Partners Asia Pacific III, L.P. +, a	01/11/13	640,722
Healing Quest +, a	01/31/18	5,934,751
Jerusalem Venture Partners IV, L.P. +, a	09/30/15	39,522
Qualitas Medical Limited +, a	03/06/18	7,457,153
TPG Asia VII (B), L.P. +, a, d	12/07/18	—
TRG Growth Partnership (Offshore) II, L.P. +, a	08/02/10	240,535
TRG Growth Partnership (Offshore), L.P. +, a	08/02/10	6,392
TRG Growth Partnership II, L.P. +, a	07/08/10	718,096
Total Asia - Pacific (0.42%)		15,447,192

North America (6.62%)
Apollo Investment Fund IX, L.P +, a	06/01/17	900
Apollo Investment Fund VII, L.P. +, a	07/01/10	308,827
Apollo Overseas Partners (Delaware) VII, L.P. +, a	10/01/09	126,797
Bain Capital Fund VIII, L.P. +, a	12/31/15	28,454
Bain Capital Fund X, L.P. +, a	06/30/11	8,754,372
Bain Capital IX Co-Investment Fund, L.P. +, a	12/31/15	48,980
Bain Capital Partners IX, L.P. +, a	12/31/15	227,003
Bain Capital VIII Co-Investment Fund, L.P. +, a	12/31/15	7,290
Bain Capital X Co-Investment Fund, L.P. +, a	06/30/11	289,589
Bertram Growth Capital II-A, L.P. +, a	09/30/15	1,065,363
Carlyle Partners IV, L.P. +, a	06/30/10	92,085
Clayton, Dubilier & Rice Fund VIII, L.P. +, a	03/29/12	2,771,905
Frazier Healthcare VI, L.P. +, a	06/30/12	919,650
FS Equity Partners V, L.P. +, a	08/07/12	1,236,193
Genstar Capital Partners V, L.P. +, a	09/30/15	352,578
Gridiron Energy Feeder I, L.P. +, a, e	05/15/17	34,199,503
Gryphon Partners 3.5, L.P. +, a	05/21/13	2,338,350
Gryphon Partners IV L.P. +, a	02/08/16	27,350,619
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a	12/30/10	725,879
Harvest Partners V, L.P. +, a	09/30/11	102,230
Harvest Partners VII, L.P. +, a	09/30/11	5,527,501
Hellman & Friedman Capital Partners VI, L.P. +, a	12/31/12	536,820
Hellman & Friedman Capital Partners VII, L.P. +, a	06/30/14	3,810,397
Highstar Capital III Prism Fund, L.P. +, a, e	07/01/10	857,204
Investcorp Private Equity 2007 Fund, L.P. +, a	03/31/11	758,871
Investcorp Technology Partners III (Cayman), L.P. +, a	08/19/11	2,078,305
Irving Place Capital Investors II, L.P. +, a	03/22/10	23,866
Lee Equity Partners Fund, L.P. +, a	06/30/17	85,843
Lee Equity Partners II, L.P. +, a	08/01/17	3,134,591
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	22,295,187
Lightyear Fund II, L.P. +, a	09/30/13	499,615
Madison Dearborn Capital Partners V, L.P. +, a	03/31/11	376,174
MidOcean Partners III, L.P. +, a	06/30/11	988,084
Monomoy Capital Partners II, L.P. +, a	09/30/15	1,158,751
Oak Investment Partners XII, L.P. +, a	06/28/12	519,581
Palladium Equity Partners III, L.P. +, a	08/02/10	113,633
Pamlico Capital GP II, LLC +, a	03/31/14	1,928
Pamlico Capital II, L.P. +, a	03/31/14	612,268
Providence Equity Partners IV, L.P. +, a	06/30/11	1,537

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2018 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued) North America (continued)	Acquisition Date	Fair Value
Providence Equity Partners V, L.P. +, a	06/30/11	$100,207
Providence Equity Partners VI-A, L.P. +, a	06/30/11	6,787,374
Providence Equity Partners VII-A, L.P. +, a	06/30/13	1,960,365
Silver Lake Partners II, L.P. +, a	06/30/14	23,650
Silver Lake Partners III, L.P. +, a	06/30/10	10,266,061
Silver Lake Partners V, L.P. +, a	09/30/13	9,977,317
Silver Lake Sumeru Fund, L.P. +, a	12/18/09	232,745
SL SPV-1, L.P. +, a	12/01/17	8,573,768
Sun Capital Partners V, L.P. +, a	09/30/13	10,814,760
TA Atlantic & Pacific VI, L.P. +, a	09/30/15	354,133
TA Atlantic and Pacific V, L.P. +, a	09/30/15	7,250
TA X, L.P. +, a	09/30/15	8,140
TA XI, L.P. +, a	09/30/15	2,580,241
TCV VI, L.P. +, a, e	09/30/13	766,936
TCV VII (A), L.P. +, a	09/30/13	7,058,218
TorQuest Partners Fund (U.S.) II, L.P. +, a	09/30/15	132,275
TPG Partners V, L.P. +, a	01/04/12	537,439
TPG Partners VI, L.P. +, a	07/01/10	7,960,739
Tudor Ventures III, L.P. +, a	12/31/12	388,553
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	3,961,196
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/31/18	46,215,456
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, d	12/20/18	—
Total North America (6.62%)		243,033,546

Western Europe (1.47%)
3i Eurofund Vb, L.P. +, a	09/30/09	3,665,691
3i Growth Capital B, L.P. +, a	10/01/14	119,918
Abingworth Bioventures III, L.P. +, a	09/30/15	80,827
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a	06/30/12	513,691
Abingworth Bioventures V, L.P. +, a, e	06/30/12	333,839
Advent International GPE VI, L.P. +, a	09/30/10	1,047,179
Apax Europe VI - A, L.P. +, a	07/01/11	136,110
Apax Europe VII - B, L.P. +, a	04/30/11	128,895
Astorg V FCPR +, a	09/30/15	1,909,059
Astorg VI, FCPI +, a	06/30/16	7,627,290
BC European Capital IX, L.P. +, a	09/30/14	4,817,760
Carlyle Europe Partners II, L.P. +, a	12/28/12	23,627
Carlyle Europe Partners III, L.P. +, a	12/28/12	1,895,776
CCP IX L.P. No.2 +, [a]	09/30/14	1,612,426
CVC European Equity Partners V, L.P. +, a	07/12/10	1,244,246
ESP Golden Bear Europe Fund +, a	12/31/16	17,082,776
Galileo III FCPR +, a	09/30/15	68,020
Graphite Capital Partners VI, L.P. +, a	09/30/15	69,118
Graphite Capital Partners VII Top-Up +, a	09/30/15	59,085
Graphite Capital Partners VII, L.P. +, a	09/30/15	337,927
Indigo Capital V, L.P. +, a	09/30/15	94,308
Industri Kapital 1997 Fund +, a	09/30/15	1,453
Industri Kapital 2000, L.P. +, a	09/30/15	4,423
Italian Private Equity Fund IV, L.P. +, a	01/29/16	17,001
KKR European Fund III, L.P. +, a	03/01/11	1,405,005
Montagu III, L.P. +, a	12/09/09	1
PAI Europe V +, a	09/30/14	503,628
Permira Europe II, L.P. +, a	11/29/13	30,737
Permira Europe III, L.P. +, a	09/30/13	54,632
Permira IV, L.P. +, a	09/30/13	3,059,994

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2018 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued) Western Europe (continued)	Acquisition Date	Fair Value
Terra Firma Capital Partners III, L.P. +, a	09/30/13	3,788,333
Total Western Europe (1.47%)		53,850,183
Total Secondary Investments (8.51%)		$312,330,921

Primary Investments *, c (11.92%)
Asia - Pacific (0.95%)
Baring Asia Private Equity Fund V, L.P. +, a	12/01/10	4,074,048
BGH Capital Fund I +, a	03/01/18	15,093
CPEChina Fund III, L.P. +, a	03/28/18	3,375,570
Hony Capital Fund VIII, L.P. +, a	10/30/15	9,949,791
Hony Capital Partners V, L.P. +, a, e	12/15/11	9,125,814
Primavera Capital Fund III L.P. +, a	05/19/18	5,196,053
Southern Capital Fund IV L.P. +, a	01/26/18	68,425
The Baring Asia Private Equity Fund VII, L.P. +, a, d	07/10/18	—
Trustbridge Partners VI, L.P. +, a	04/12/18	3,035,576
Total Asia - Pacific (0.95%)		34,840,370

North America (7.92%)
Apollo Investment Fund VIII, L.P. +, a	06/28/13	8,700,695
Ares Corporate Opportunities Fund IV, L.P. +, a	04/19/12	8,892,563
Ares Corporate Opportunities Fund V, L.P. +, a	12/28/15	4,022,274
Avista Capital Partners II, L.P. +, a	01/01/14	211,303
Avista Capital Partners III, L.P. +, a	10/03/11	3,955,222
Bain Capital Fund XII, L.P. +, a	07/01/17	3,687,697
Berkshire Fund IX, L.P. +, a	03/18/16	4,624,117
Caltius Partners V-A, L.P. +, a	12/02/14	5,509,682
Carlyle Partners VII, L.P. +, a	11/29/17	1,232,734
Clayton Dubilier & Rice Fund IX, L.P. +, a	07/31/13	8,594,220
Clearlake Capital Partners V, L.P. +, a	12/15/17	12,076,796
Crescent Mezzanine Partners VI, L.P. +, a	03/30/12	2,001,739
Genstar Capital Partners VI, L.P. +, a	09/01/12	6,915,929
Genstar Capital Partners VII, L.P. +, a	06/26/15	10,335,194
Genstar Capital Partners VIII, L.P. +, a, e	03/23/17	12,555,699
GoldPoint Mezzanine Partners IV, L.P. +, a	12/30/15	7,085,857
Gryphon Partners V, L.P. +, a	02/23/18	3,016,612
Harvest Partners VIII, L.P. +, a, d	12/19/18	—
Insight Venture Partners X, L.P. +, a	07/06/18	2,945,686
KKR Americas Fund XII L.P. +, a	09/16/16	9,024,276
KKR North America Fund XI, L.P. +, a	02/01/12	9,992,400
Kohlberg TE Investors VII, L.P. +, a	09/15/11	9,070,806
Kohlberg TE Investors VIII-B, L.P. +, a, e	08/04/16	9,801,472
Leeds Equity Partners VI, L.P. +, a	11/25/16	6,599,555
Nautic Partners VII-A, L.P. +, a	06/27/14	4,022,580
New Enterprise Associates 14, L.P. +, a	05/04/12	5,864,624
New Mountain Capital V, L.P. +, a, e	06/29/17	7,786,505
NexPhase III-A, L.P. +, a	09/01/16	17,768,017
Oak Hill Capital Partners IV, L.P. +, a	04/28/17	15,073,851
Oak Hill Capital Partners V, L.P. +, a, d	12/21/18	—
PennantPark Credit Opportunities Fund II, L.P. +, a	08/03/12	8,951,458
Silver Lake Partners IV, L.P. +, a	07/30/12	12,587,365
Sumeru Equity Partners Fund, L.P. +, a	04/27/15	5,769,041
TCV X, L.P. +, a, d	08/31/18	—
Thompson Street Capital Partners IV, L.P. +, a	12/10/15	6,468,978
Thompson Street Capital Partners V, L.P. +, a	05/04/18	579,268

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2018 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued) North America (continued)	Acquisition Date	Fair Value
TPG Partners VII, L.P. +, a	03/01/16	$12,048,841
Trident VII, L.P. +, a	09/22/16	17,437,410
Vista Equity Partners Fund VII, L.P. +, a, d	08/31/18	—
Vistria Fund II, L.P. +, a	12/19/17	6,509,144
Warburg Pincus Global Growth, L.P. +, a, d	11/20/18	—
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	11,883,680
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, d	07/25/18	—
Windjammer Senior Equity Fund IV, L.P. +, a	02/06/13	7,164,629
Total North America (7.92%)		290,767,919

Rest of World (0.68%)
Advent Latin American Private Equity Fund VI-H L.P. +, a	10/17/14	5,338,375
Altra Private Equity Fund II, L.P. +, a	12/07/12	2,553,214
Patria - Brazilian Private Equity Fund IV, L.P. +, a	06/30/11	5,580,571
Polish Enterprise Fund VIII, L.P. +, a	09/15/17	11,474,841
Total Rest of World (0.68%)		24,947,001

Western Europe (2.37%)
Advent International GPE VII-B, L.P. +, a	07/01/12	12,005,097
Advent International GPE VIII-C, L.P +, a	03/22/16	7,389,700
Bain Capital Europe Fund IV, L.P. +, a, e	09/01/14	6,261,214
CapVest Equity Partners III B, L.P. +, a	08/30/13	5,676,715
Capvis Equity V L.P. +, a	01/17/18	5,084,348
Carlyle Europe Partners IV, L.P. +, a	08/27/13	1,931,780
Carlyle Europe Partners V, L.P. +, a, d	04/23/18	—
CVC Capital Partners VI (A) L.P. +, a	07/05/13	7,728,432
EQT Mid-Market (No.1) Feeder L.P. +, a	07/01/16	11,269,994
EQT VI (No.1), L.P. +, a	07/01/11	3,232,211
Graphite Capital Partners IX L.P. +, a, d	04/11/18	—
Hg Saturn I L.P. +, a	06/28/18	2,781,649
HgCapital 8 L.P. +, a	12/19/16	116,283
HgCapital Mercury 2 +, a, e	02/15/17	1,738,473
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	10,753,891
KKR European Fund V (EUR) SCSp +, a, d	11/05/18	—
Nordic Capital IX, L.P. +, a	07/18/17	781,244
PAI Europe VI -1, L.P. +, a	03/12/15	7,942,266
Sixth Cinven Fund (No.3) L.P. +, a	05/01/16	2,185,444
Total Western Europe (2.37%)		86,878,741
Total Primary Investments (11.92%)		$437,434,031

Total Private Equity Investments (Cost $2,803,698,810)(86.37%)		$3,169,248,971
Short-Term Investments (9.21%)

	Interest	Acquisition Date	Maturity Date	Principal	Fair Value
U.S. Government Treasury Obligations [f] (9.21%)
U.S. Treasury Bill	2.49%	10/10/18	05/23/19	$60,000,000	$59,429,520
U.S. Treasury Bill	2.53%	10/25/18	06/20/19	60,000,000	59,312,040
U.S. Treasury Bill	2.07%	06/11/18	01/03/19	50,000,000	49,994,394
U.S. Treasury Bill	2.21%	07/18/18	02/28/19	50,000,000	49,826,403
U.S. Treasury Bill	2.25%	07/18/18	03/28/19	60,000,000	59,664,060

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2018 (Unaudited) (continued)

Short-Term Investments (continued)
U.S. Government Treasury Obligations [f] (continued)	Interest	Acquisition Date	Maturity Date	Principal	Fair Value
U.S. Treasury Bill	2.41%	09/28/18	04/25/19	60,000,000	$59,546,820
Total U.S. Government Treasury Obligations (9.21%)					$337,773,237
Total Short-Term Investments (Cost $337,794,385)(9.21%)					$337,773,237
Total Investments (Cost $3,261,142,446)(98.84%)					$3,626,503,732
Other Assets in Excess of Liabilities (1.16%)					$42,499,399
Net Assets (100.00%)					$3,669,003,131

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of December 31, 2018 was 2.50%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of December 31, 2018 was 2.81%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of December 31, 2018 was 2.88%.

#	As of December 31, 2018, 1 month Euribor was -0.36%.

##	As of December 31, 2018, 3 month Euribor was -0.31%.

###	As of December 31, 2018, 6 month Euribor was -0.24%.

+	The fair value of the investment was determined using significant unobservable inputs.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2018 (Unaudited) (continued)

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2018 was $3,169,248,971, or 80.00% of net assets. As of December 31, 2018, the aggregate cost of each investment restricted to resale was $27,617,983, $10,910,009, $102,112, $27,897,889, $1,550,134, $38,102,078, $2,204,592, $9,367,768, $2,341,942, $1,607,800, $258,843, $61,395,040, $20,422,485, $8,992,800, $11,858,746, $280, $1,226,349, $35,274,427, $4,168,272, $17,127,003, $1,932,914, $8,571,126, $8,700,000, $24,699,091, $9,135,720, $35,120,979, $3,600,239, $82,017,309, $5,648,649, $54,969,200, $14,872,000, $30,000,000, $10,950,000, $882,243, $115,259, $172,633, $36,211,715, $5,000,000, $3,373,063, $23,120,285, $78,652,850, $15,452,333, $2,131, $751,757, $6,739,319, $1,095,000, $52,435,890, $2,904,191, $25,583,085, $10,515,842, $4,875,000, $4,632,829, $9,757,979, $0, $6,939,071, $9,485,365, $498,775, $2,823,797, $0, $22,791,101, $89,141,721, $114,503, $86,105,773, $378,368, $22,730,727, $27,818,080, $14,672,982, $53,752,850, $10,658,664, $1,142,031, $18,777,316, $6,058,452, $3,081,671, $393,923, $1, $9,986,563, $21,615,986, $48,949,162, $73,081, $6,302,997, $23,980,146, $18,798,388, $10,158,828, $12,156,155, $7,009,225, $12,811,375, $6,886,961, $6,680,793, $1,496,310, $1,097,266, $16,271,347, $1,774,080, $1,277,441, $26,713,800, $13,194,989, $1,386,330, $20,335,000, $1,488,982, $5,937,390, $497,590, $14,031,006, $2,815,147, $8,707,880, $9,900,000, $997,563, $490,334, $2,058,599, $997,520, $1,881,531, $2,970,594, $1,997,819, $22,486,588, $7,592,285, $2,992,665, $61,525,921, $6,360,071, $50,958,256, $997,535, $3,359,773, $995,134, $1,413,687, $1,448,276, $2,364,349, $990,189, $7,132,921, $1,610,800, $4,357,466, $9,078,244, $1,290,271, $1,293,487, $5,209,840, $21,638,400, $3,713,352, $1,368,653, $992,630, $3,414,824, $5,321,225, $1,097,271, $994,032, $21,816,000, $7,109,730, $2,957,076, $3,562,719, $9,624,558, $4,770,013, $10,380,073, $11,682,301, $9,608,000, $1,194,080, $26,114,396, $3,118,859, $1,976,047, $437,970, $498,778, $1,691,572, $6,208,274, $2,966,486, $5,896,041, $0, $11,867,401, $1,386,180, $1,485,186, $1,293,519, $1,990,162, $12,870,000, $4,731,156, $696,609, $3,577,937, $2,977,387, $12,430,623, $4,583,881, $20,170,116, $1,039,510, $2,290,485, $4,975,782, $1,237,813, $5,525,845, $2,261,119, $2,076,477, $2,524,836, $5,099,008, $5,174,231, $2,316,178, $26,218,734, $3,144,714, $5,149,388, $3,592,449, $3,951,647, $4,146,692, $2,971,928, $1,148,102, $5,931,239, $4,927,844, $5,889,728, $1,135,506, $10,137,883, $662,069, $1,501,391, $1,596,304, $2,388,191, $19,914,151, $1,156,448, $5,414,564, $8,282,969, $5,330,480, $579,174, $5,827,475, $5,998,751, $1,463,817, $7,084,161, $5,690,280, $2,825,012, $1,496,454, $5,293,738, $5,487,581, $1,778,397, $1,156,865, $2,491,637, $60,379, $102,179, $1,540,946, $6,330,900, $60,717, $6,738,343, $0, $211,667, $53,395, $731,886, $900, $445,560, $66,559, $68,433, $944,408, $109,730, $445,777, $6,438, $110,508, $1, $6,392, $11,602, $292,521, $1,158,141, $308,181, $29,632,177, $92,995, $20,178,719, $244,531, $97,454, $5,208,315, $2, $212,171, $907,468, $12,631, $1,475,018, $39,077, $15,488, $3,017,785, $10,469,839, $4,361,621, $3, $1, $1,078,094, $1,376,417, $1, $9,348, $121,155, $8, $428,308, $8,803,058, $704,069, $1, $2,361,276, $10,534,954, $8,149, $8,903,581, $20,287,577, $262,554, $65,307, $98,832, $72,797, $429,399, $1, $964,944, $1,592,743, $6,381,516, $840,505, $2,497,422, $46,508,459, $0, $36,932, $6,772, $33,096, $1,043,737, $464,876, $300,593, $212,957, $477,568, $1,559,585, $7,318,471, $3,147,091, $125,443, $2,940,324, $3,609,304, $1, $5,268,875, $1, $1, $58,075, $314,411, $181,332, $120,293, $486, $1, $266,010, $229, $142,168, $111,689, $416,043, $3,264,526, $1,483,583, $890,093, $2,713,539, $15,901, $3,811,443, $9,382,833, $7,955,851, $5,368,882, $68,425, $0, $3,404,910, $6,531,171, $5,516,643, $4,076,458, $270,575, $4,569,975, $4,077,691, $4,981,479, $4,646,838, $1,646,600, $7,286,189, $11,203,027, $1,535,290, $427,803, $4,921,500, $10,365,637, $6,361,287, $3,053,625, $0, $3,091,451, $8,715,343, $4,176,653, $4,891,117, $9,092,097, $6,239,622, $141,224, $1,754,433, $7,959,375, $17,516,446, $13,385,224, $0, $6,438,555, $7,720,297, $4,790,544, $0, $5,059,146, $673,925, $10,084,518, $17,081,466, $0, $6,621,922, $0, $8,193,878, $0, $5,375,670, $3,961,153, $2,849,961, $4,186,010, $13,005,417, $4,440,152, $6,535,000, $4,957,880, $3,261,016, $5,427,410, $1,660,241, $0, $6,246,861, $11,441,619, $1, $0, $2,841,737, $1,560,470, $1,787,627, $7,896,569, $0, $3,822, $6,131,575 and $2,443,058, respectively, totaling $2,803,698,810.

b	Represents an affiliated issuer.

c	Investment does not issue shares.

d	Investment has been committed to but has not been funded by the Fund.

e	Non-income producing.

f	Each issue shows the rate of the discount at the time of purchase.

g	Security or a portion thereof is unsettled at December 31, 2018.

Legend:

BBSY	- Bank Bill Swap Bid Rate

E	- Euribor

L	- Libor

PIK	- Payment-in-kind

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2018 (Unaudited) (continued)

A summary of outstanding financial instruments at December 31, 2018 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
March 21, 2019	Bank of America	$80,248,630	€70,000,000	$80,565,778	$(317,148)
March 21, 2019	Bank of America	$80,246,460	€70,000,000	$80,565,778	$(319,318)
March 21, 2019	Barclays	$80,090,966	€69,900,000	$80,450,684	$(359,718)
March 21, 2019	Barclays	$80,198,475	€70,000,000	$80,565,778	$(367,303)
March 21, 2019	Bank of America	$71,743,192	£56,500,000	$72,300,627	$(557,436)
March 21, 2019	Bank of America	$71,612,208	£56,400,000	$72,172,662	$(560,454)
					$(2,481,377)

Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies as of December 31, 2018:

	Shares/ Principal as of December 31, 2018	Fair Value as of March 31, 2018	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of December 31, 2018	Affiliated Income/ accretion of discount
Non-Controlled Affiliates
AAVAS Financiers Limited	5,713,047	$46,668,848	$-	$-	$-	$8,450,435	$55,119,283	$17,599,305
Astorg Co-Invest SGG, FCPI (3)	-	25,159,613	5,881,616	-	-	1,703,955	32,745,184	-
Camelia Investment 1 Limited	6,771,389,178	95,152,303	-	-	-	4,035,592	99,187,895	-
Capri Acquisitions Topco Limited*	65,007,484	91,567,823	-	-	-	(4,889,569)	86,678,254	-
ECP Holding Company, LLC	9,753,907	12,075,591	-	-	-	5,729,377	17,804,968	-
EQT Jaguar Co-Investment SCSp(3)	-	-	53,752,850	-	-	528,833	54,281,683	-
GlobalLogic Worldwide Holdings, Inc.	701,927	-	82,017,309	-	-	-	82,017,309	808,441
H-Food Holdings	69,269,400	-	15,444,000	-	-	54,782,902	70,226,902	-
Huntress Co-Investment L.P., 1(3)	-	50,241,895	-	-	-	(3,825,906)	46,415,989	8,636,619
MHS Acquisition Holdings, LLC	7,007	7,591,302	-	-	-	(7,301,124)	290,178	-
MHS Blocker Purchaser L.P.(3)	-	29,621,397	-	-	-	6,877,875	36,499,272	-
Murra Warra Project Hold Trust	8,617,258	-	11,709,710	-	-	(175,219)	11,534,491	-
OHCP IV SF COI, L.P.(3)	-	21,760,000	1,360,285	-	-	1,070,261	24,190,546	-
Onecall Holdings, L.P.(3)	-	78,652,850	-	-	-	9,583,220	88,236,070	-
Polyusus Lux XVI S.a.r.l.	289,102,341	-	30,283,143	-	-	(1,459,455)	28,823,688	1,111,990
Quadriga Capital IV Investment Holding II L.P.(3)	-	22,953,912	1,805,787	-	-	2,058,453	26,818,152	-
Safe Fleet Holdings LLC	2,965,500	2,106,563	896,363	(22,500)	(2,177)	(230,308)	2,747,941	109,214
Sun Hydraulics Corporation(3) (fka Capvis IV Co- Investors Faster L.P.)	-	47,441,787	-	(47,485,990)	29,997,533	(29,953,330)	-	(60)
Total Non-Controlled Affiliates		$530,993,884	$203,151,063	$(47,508,490)	$29,995,356	$46,985,992	$763,617,805	$28,265,509

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.

(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.

(3)	Investment does not issue shares.

*	The financial statements for the period ended March 31, 2018 incorrectly omitted this investment as an affiliate. Fund management has evaluated the impact of this omission on the previously issued financial statements as of and for the year ended March 31, 2018 taken as a whole and concluded that such financial statements were not materially misstated. However, in order to correctly present affiliated investments, the above table has been revised to appropriately reflect the investment as an affiliated investment as of March 31, 2018. The March 31, 2018 financial statements will be revised to correct for this omission the next time filed.

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2018.

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and collectively, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Forward Foreign Currency Contracts

The Adviser may cause the Fund to enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into either as a hedge or as a cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2018 to December 31, 2018, the Fund entered into 43 long/short forward foreign currency exchange contracts. The Fund had $49,083,815 in net realized gains and $(3,868,262) change in net unrealized appreciation on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at December 31, 2018 are representative of contract amounts during the period.

In conformity with U.S. generally accepted accounting principles ("U.S. GAAP"), investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

●	Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the investment operates, comparable market transactions, performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, brokers quotes as well as discounted cash flow analysis.

The following table presents the Fund’s investments at December 31, 2018 measured at fair value. Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed.

The following is a summary of the Fund's investments classified in the fair value hierarchy as of December 31, 2018:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$119,481,524	$—	$—	$119,481,524
Direct Investments:
Direct Equity	18,067,430	55,119,283	1,547,302,079	1,620,488,792
Direct Debt	—	9,924,736	789,070,491	798,995,227
Total Direct Investments*	$18,067,430	$65,044,019	$2,336,372,570	$2,419,484,019
Secondary Investments*	—	—	312,330,921	312,330,921
Primary Investments*	—	—	437,434,031	437,434,031
Short-Term Investments	337,773,237	—	—	337,773,237
Total Investments	$475,322,191	$65,044,019	$3,086,137,522	$3,626,503,732
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts**	—	—	—	—
Total Assets	$475,322,191	$65,044,019	$3,086,137,522	$3,626,503,732
Liabilities
Foreign Currency Exchange Contracts**	(2,481,377)	—	—	(2,481,377)
Total Liabilities	$(2,481,377)	$—	$—	$(2,481,377)
Total Investments net of Foreign Currency Exchange Contracts	$472,840,814	$65,044,019	$3,086,137,522	$3,624,022,355

The following is a reconciliation of the amount of the account balances on April 1, 2018 and December 31, 2018 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2018	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net amortization of discount/ (premium)	Net transfers in or out of Level 3	Balance as of December 31, 2018
Direct Investments:
Direct Equity Investments	$1,183,441,672	$85,272,196	$(25,890,929)	$488,806,118	$(137,658,130)	$-	$(46,668,848)	$1,547,302,079
Direct Debt Investments	717,722,152	5,495,785	(47,335,793)	321,918,805	(209,144,203)	413,745	-	789,070,491

Total Direct Investments*	$1,901,163,824	$90,767,981	$(73,226,722)	$810,724,923	$(346,802,333)	$413,745	$(46,668,848)	$2,336,372,570
Secondary Investments*	289,232,070	1,562,105	396,975	71,978,070	(50,838,299)	-	-	312,330,921
Primary Investments*	303,513,832	(54,722)	19,304,262	160,876,528	(46,205,869)	-	-	437,434,031
Total	$2,493,909,726	$92,275,364	$(53,525,485)	$1,043,579,521	$(443,846,501)	$413,745	$(46,668,848)	$3,086,137,522

Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the nine months ended December 31, 2018, transfers from Level 3 to Level 2 were due to increased price transparency.

The amount of the net change in unrealized depreciation for the nine months ended December 31, 2018 relating to investments in Level 3 assets still held at December 31, 2018 is $(10,882,557).

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

*	For the purposes of the tables above: “Direct Investments” are private investments directly into the equity or debt of selected operating companies, often together with the management of the investee operating company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment. Secondary Investments involve acquiring single or portfolios of assets on the secondary market. Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any Investment, the Fund may re-classify such Investment as it deems appropriate.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administer (the “Administrator”). Both the Adviser and the Administrator report to the Board. For third-party information, the Administrator monitors and reviews the methodologies of the various pricing services employed by the Fund. The Adviser employs valuation techniques for Private Equity Investments held by the Fund, which include discounted cash flow methods and market comparables. The Adviser and one or more of its affiliates act as investment advisers to clients other than the Fund. When clients other than the Fund also hold Private Equity Investments held by the Fund, the Adviser values such Private Equity Investments in consultation with its affiliates.

The valuations attributed to Private Equity Investments held by the Fund and other clients of the Adviser might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and the other clients.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of December 31, 2018:

Type of Security	Fair Value at December 31, 2018 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity	$2,470	Exit price	Recent transaction price	n/a - n/a (n/a)
	1,288,514	Market comparable companies	Enterprise value to EBITDA multiple	4.50 x – 18.00 x (12.85 x)
	257	Market comparable companies	Enterprise value to sales multiple	0.70 x – 0.99 x (0.99 x)
	261,196	Recent financing	Recent transaction price	n/a - n/a (n/a)
	5,017	Reported fair value	Reported fair value	n/a - n/a (n/a)
Direct Debt	$386,684	Broker quotes	Indicative quotes for an inactive market	n/a - n/a (n/a)
	348,548	Discounted cash flow	Discount factor	4.68% - 15.27% (9.06%)
	3	Exit price	Recent transaction price	n/a - n/a (n/a)
	61,502	Recent financing	Recent transaction price	n/a - n/a (n/a)
Primary and Secondary Investments	$758,955	Adjusted reported net asset value	Reported net asset value	n/a - n/a (n/a)
	(22,581)	Adjusted reported net asset value	Fair value adjustments	n/a - n/a (n/a)

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued by using an unobservable input factor are directly affected by a change in that factor. For Level 3 Direct Debt Investments, the Fund arrives at a fair value through the use of broker quotes, exit price, market comparable companies, recent financing and a discounted cash flow analysis which consider credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	March 1, 2019

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date	March 1, 2019

*	Print the name and title of each signing officer under his or her signature.